Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment-net	$ 2,837,609	$ 6,083,966
Investment property-net	8,274,195	5,099,178
Prepayments and premiums under operating leases	2,339,406	2,261,153
Land use rights	604,970	579,900
Deferred tax assets	16,960,839	14,330,463
Non-current assets	31,017,019	28,354,660
Current assets
Inventories	1,854,998	1,442,260
Trade receivables	11,352,617	10,475,766
Other receivables and prepayments	1,549,002	120,298
Prepayments and premiums under operating leases	80,494	75,318
Cash and cash equivalents	16,621,290	20,620,478
Current assets	31,458,400	32,734,120
Total assets	62,475,419	61,088,780
Current liabilities
Short term bank loans	1,148,959	1,075,084
Trade and other payables	5,356,542	4,578,419
Due to related parties	1,132,811	560,165
Contract liabilities	257,529	173,919
Income tax payable	47,916	256,808
Current liabilities	7,943,757	6,644,394
Total liabilities	7,943,757	6,644,394
Equity
Share capital	341	259
Share premium	11,312,643	9,199,779
Revaluation reserve	184,272	184,272
Statutory surplus reserve	6,084,836	6,084,836
Retained profits	40,406,391	46,073,808
Foreign currency translation reserve	(3,456,821)	(7,098,568)
Total equity	54,531,662	54,444,386
Total liabilities and equity	$ 62,475,419	$ 61,088,780